Fees Summary	Jan. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,165,936,638.22
Previously Paid Amount	0
Total Fee Amount	437,215.85
Total Offset Amount	0
Net Fee	$ 437,215.85